UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2011

Date of reporting period:	11/30/2010

Item 1.	Schedule of Investments

Prudential Jennison Mid-Cap Growth Fund, Inc.

Schedule of Investments

as of November 30, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.3%
COMMON STOCKS
Aerospace & Defense 1.2%
658,181	ITT Corp.	$ 30,276,326

Air Freight & Logistics 1.8%
249,485	C.H. Robinson Worldwide, Inc.	18,389,539
524,971	Expeditors International of Washington, Inc.	27,770,966

		46,160,505
Beverages 0.5%
233,863	Hansen Natural Corp.(a)	12,446,189

Biotechnology 2.4%
180,120	Alexion Pharmaceuticals, Inc.(a)(b)	13,770,174
554,417	BioMarin Pharmaceutical, Inc.(a)(b)	15,013,612
301,065	United Therapeutics Corp.(a)(b)	18,946,021
360,656	Vertex Pharmaceuticals, Inc.(a)(b)	11,948,533

		59,678,340
Capital Markets 2.5%
1,342,326	Eaton Vance Corp.	39,893,929
1,402,804	TD Ameritrade Holding Corp.(b)	23,482,939

		63,376,868
Chemicals 2.5%
901,939	Ecolab, Inc.	43,121,704
243,086	FMC Corp.	18,916,952

		62,038,656
Commercial Services & Supplies 3.3%
612,885	Copart, Inc.(a)(b)	21,745,160
1,753,943	Iron Mountain, Inc.	38,955,074
291,513	Stericycle, Inc.(a)(b)	21,542,811

		82,243,045
Communications Equipment 2.0%
1,086,918	Juniper Networks, Inc.(a)	36,976,951
427,976	Riverbed Technology, Inc.(a)(b)	14,512,666

		51,489,617
Computers & Peripherals 1.4%
687,350	NetApp, Inc.(a)	35,006,735

Electrical Equipment 3.7%
850,275	Ametek, Inc.	50,310,772
583,301	Roper Industries, Inc.	42,236,825

		92,547,597
Electronic Equipment & Instruments 2.9%
639,446	Amphenol Corp. (Class A Stock)	31,991,483
320,502	Anixter International, Inc.	17,906,447
885,620	FLIR Systems, Inc.(a)(b)	23,739,044

		73,636,974
Energy Equipment & Services 1.9%
768,630	Cameron International Corp.(a)(b)	36,978,790
115,947	Core Laboratories NV(b)	9,925,063

		46,903,853
Food Products 4.9%
403,752	Bunge Ltd.(b)	24,556,196
1,159,198	ConAgra Foods, Inc.	24,899,573
388,888	JM Smucker Co. (The)	24,597,166
342,024	Mead Johnson Nutrition Co.	20,374,370
464,938	Ralcorp Holdings, Inc.(a)(b)	28,788,961

		123,216,266
Healthcare Equipment & Supplies 2.0%
368,703	CR Bard, Inc.	31,284,449
280,848	IDEXX Laboratories, Inc.(a)(b)	18,033,250
20,091	Neogen Corp.(a)	746,381

		50,064,080
Healthcare Providers & Services 6.4%
672,733	DaVita, Inc.(a)	48,907,689
244,992	Express Scripts, Inc.(a)	12,761,634
581,751	Henry Schein, Inc.(a)(b)	33,409,960
406,441	Laboratory Corp. of America Holdings(a)(b)	33,340,355
762,218	Universal Health Services, Inc. (Class B Stock)	31,342,404

		159,762,042
Hotels, Restaurants & Leisure 5.5%
740,583	Darden Restaurants, Inc.	36,251,538
1,053,017	Tim Hortons, Inc.	41,520,460
287,002	WMS Industries, Inc.(a)(b)	12,728,539

932,381	Yum! Brands, Inc.	46,693,640

		137,194,177
Household Products 1.7%
655,476	Church & Dwight Co., Inc.	42,769,809

Insurance 1.2%
1,137,624	WR Berkley Corp.	30,363,185

Internet Software & Services 3.1%
398,178	Akamai Technologies, Inc.(a)	20,780,910
60,699	Equinix, Inc.(a)	4,710,242
1,514,748	VeriSign, Inc.(a)(b)	51,971,004

		77,462,156
IT Services 2.0%
473,239	Alliance Data Systems Corp.(a)(b)	29,851,916
463,945	Amdocs Ltd.(a)	12,062,570
233,069	Teradata Corp.(a)	9,576,805

		51,491,291
Life Sciences Tools & Services 3.2%
696,110	Agilent Technologies, Inc.(a)	24,377,772
497,529	Thermo Fisher Scientific, Inc.(a)	25,304,325
409,562	Waters Corp.(a)(b)	31,483,031

		81,165,128
Machinery 2.6%
857,993	Danaher Corp.	37,108,197
770,664	IDEX Corp.	28,876,780

		65,984,977
Metals & Mining 3.0%
391,950	Agnico-Eagle Mines Ltd.(b)	31,634,285
279,917	Reliance Steel & Aluminum Co.	12,442,311
875,023	Silver Wheaton Corp.(a)	32,279,598

		76,356,194
Multiline Retail 2.1%
745,518	Dollar Tree, Inc.(a)(b)	40,966,214
306,069	Nordstrom, Inc.	13,099,753

		54,065,967

Oil, Gas & Consumable Fuels 5.3%
244,240	Cimarex Energy Co.	19,671,090
1,076,265	Denbury Resources, Inc.(a)(b)	19,566,498
492,688	Newfield Exploration Co.(a)	32,926,339
1,455,906	Southwestern Energy Co.(a)	52,703,797
180,464	Ultra Petroleum Corp.(a)	8,480,003

		133,347,727
Pharmaceuticals 1.7%
486,022	Perrigo Co.(b)	29,277,965
495,213	Valeant Pharmaceuticals International, Inc.(b)	12,811,161

		42,089,126
Professional Services 1.3%
1,184,472	Robert Half International, Inc.	32,833,564

Real Estate Investment Trusts 2.1%
2,908,902	Annaly Capital Management, Inc.(b)	52,912,927

Road & Rail 0.5%
333,335	JB Hunt Transport Services, Inc.	12,166,727

Semiconductors & Semiconductor Equipment 6.1%
1,122,009	Altera Corp.(b)	39,371,296
1,111,810	Broadcom Corp. (Class A Stock)	49,464,427
1,336,340	Marvell Technology Group Ltd.(a)	25,777,999
898,056	Maxim Integrated Products, Inc.(b)	20,879,802
672,402	Xilinx, Inc.(b)	18,235,542

		153,729,066
Software 3.3%
989,412	Check Point Software Technologies(a)(b)	42,416,092
771,778	Nuance Communications, Inc.(a)(b)	13,641,176
606,997	Red Hat, Inc.(a)	26,404,370

		82,461,638
Specialty Retail 6.1%
687,487	Bed Bath & Beyond, Inc.(a)	30,070,681
896,072	GameStop Corp. (Class A Stock)(a)(b)	17,849,754
715,674	Guess?, Inc.	33,815,597
523,103	Ross Stores, Inc.	33,938,923

802,900	TJX Cos., Inc.	36,620,269
63,296	Williams-Sonoma, Inc.	2,105,858

		154,401,082
Textiles, Apparel & Luxury Goods 1.4%
524,926	Phillips-Van Heusen Corp.	35,610,980

Trading Companies & Distributors 0.7%
335,307	Fastenal Co.(b)	17,945,631

Wireless Telecommunication Services 6.0%
1,036,337	American Tower Corp. (Class A Stock)(a)	52,407,562
1,186,249	Crown Castle International Corp.(a)	49,276,783
1,266,805	NII Holdings, Inc.(a)	49,101,362

		150,785,707
	TOTAL LONG-TERM INVESTMENTS (cost $1,893,016,840)	2,473,984,152

SHORT-TERM INVESTMENT 18.4%
Affiliated Money Market Mutual Fund
462,646,062	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $462,646,062; includes $425,441,635 of cash collateral received for securities on loan)(c)(d)	462,646,062

	TOTAL INVESTMENTS 116.7% (cost $2,355,662,902)(e)	2,936,630,214
	LIABILITIES IN EXCESS OF ASSETS (16.7%)	(420,367,308)

	NET ASSETS 100.0%	$2,516,262,906

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $413,061,250; cash collateral of $425,441,635 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)	The United States federal income tax basis of the Fund’s investments and net unrealized appreciation (depreciation) as of November 30, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,388,257,945	$557,358,220	$(8,985,951)	$548,372,269

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchanged traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tool

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures

The following is a summary of the inputs used as of November 30, 2010 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,473,984,152	$—	$—
Affiliated Money Market Mutual Fund	462,646,062	—	—

Total	$2,936,630,214	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in open end, non exchange-traded, mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund may hold up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Mid-Cap Growth Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	January 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	January 25, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	January 25, 2011

*	Print the name and title of each signing officer under his or her signature.